Per Share Amounts (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule Representing Per Share Amounts

A) Net Earnings (Loss) Per Share – Basic and Diluted

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2018	2017	2018	2017
Earnings (Loss) From:
Continuing Operations	(410)	2,558	(1,324)	2,769
Discontinued Operations	(8)	59	252	59
Net Earnings (Loss)	(418)	2,617	(1,072)	2,828

Basic - Weighted Average Number of Shares (millions)	1,228.8	1,113.3	1,228.8	974.1
Dilutive Effect of Cenovus NSRs (1)	0.5	-	0.2	-
Diluted - Weighted Average Number of Shares	1,229.3	1,113.3	1,229.0	974.1

Basic and Diluted Earnings (Loss) Per Share From: ($)
Continuing Operations	(0.33)	2.30	(1.08)	2.84
Discontinued Operations	(0.01)	0.05	0.21	0.06
Net Earnings (Loss) Per Share	(0.34)	2.35	(0.87)	2.90
(1)	Net settlement rights (“NSRs”).